SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of test monitoring costs and royalty fees
	Year Ended March 31,
	2013	2014	2015
	RMB	RMB	RMB

Test monitoring costs	129,127,028	124,427,159	113,042,449
Royalty fees	15,594,990	14,850,125	4,991,524

Schedule of useful lives of property and equipment
Building	30 years
Computer equipment	3 to 5 years
Furniture, fixtures and office equipment	5 years
Software	3 to 5 years
Motor vehicles	5 years
Leasehold improvements	the lease terms

Schedule of allocation of recognized employee benefit expenses

	Year Ended March 31,
	2013	2014	2015
	RMB	RMB	RMB
Cost of revenues	4,898,098	5,375,566	5,597,846
Research and development	4,214,374	4,960,632	5,563,607
Sales and marketing	5,269,923	3,511,656	4,045,878
General and administrative	2,608,307	2,568,027	2,870,561

Total expense due to employee benefit plans	16,990,702	16,415,881	18,077,892

Schedule of assets and liabilities and the net revenue and net income (loss) and cash flows of ATA Online

	March 31,
	2014	2015
	RMB	RMB

Cash	33,698,280	18,397,974
Accounts receivable, net	19,564,392	23,145,899
Prepayment and other current assets	1,455,916	5,228,560
Amounts due from related parties	3,815,811	25,159

Total current assets	58,534,399	46,797,592
Equity method investments	—	35,729,848
Property and equipment, net	894,182	562,021
Other assets	—	8,171,895

Total assets	59,428,581	91,261,356

Accrued expenses and other payables	14,280,824	15,011,489
Amounts due to related parties	9,708,450	19,436,997
Deferred revenue	1,308,993	731,490

Total current liabilities and total liabilities	25,298,267	35,179,976

	Year ended March 31,
	2013	2014	2015
	RMB	RMB	RMB

Net revenue	24,960,260	100,204,186	154,454,044
Net income (loss)	(10,495,582)	13,224,130	21,951,065

	Year ended March 31,
	2013	2014	2015
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	(13,227,174)	21,829,320	22,655,696
Net cash used in investing activities	(1,128,140)	(249,904)	(37,956,001)
Net cash used in financing activities	—	—	—